DEBT	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT
DEBT

Financing Agreements

The Company, through its subsidiary ACRE Capital, borrows funds under the ASAP Line of Credit and the BAML Line of Credit (individually defined below and together, the “Warehouse Lines of Credit”). The Company also borrows funds under the Wells Fargo Facility, the Citibank Facility, the BAML Facility, the CNB Facilities, the MetLife Facility and the UBS Facilities (individually defined below and along with the Capital One Facility, collectively, the "Secured Funding Agreements"). The Company refers to the Warehouse Lines of Credit, the Secured Funding Agreements and the Secured Term Loan (defined below) as the “Financing Agreements”. As of December 31, 2015 and 2014, the outstanding balances and total commitments under the Financing Agreements consisted of the following ($ in thousands):

	As of December 31,
	2015			2014
	Outstanding Balance	Total Commitment		Outstanding Balance	Total Commitment
Wells Fargo Facility	$101,473	$225,000		$120,766	$225,000
Citibank Facility	112,827	250,000		93,432	250,000
Capital One Facility	—	—	(1)	—	100,000
BAML Facility	—	50,000		—	—
March 2014 CNB Facility	—	50,000		42,000	50,000
July 2014 CNB Facility	66,200	75,000		75,000	75,000
MetLife Facility	109,474	180,000		144,673	180,000
April 2014 UBS Facility	75,558	140,000		19,685	140,000
December 2014 UBS Facility	57,243	57,243		57,243	57,243
ASAP Line of Credit	—	80,000	(2)	58,469	80,000	(2)
BAML Line of Credit	24,806	135,000	(3)	134,696	180,000	(3)
Secured Term Loan	75,000	155,000		—	—
Total	$622,581	$1,397,243		$745,964	$1,337,243
______________________________________________________________________________

(1)
The secured revolving funding facility with Capital One, National Association (as amended, the “Capital One Facility”) matured on May 18, 2015. The Capital One Facility has been repaid in full and its term was not extended.

(2)	The commitment amount is subject to change at any time at Fannie Mae's discretion.

(3)
In November 2014, the BAML Line of Credit's (defined below) commitment size temporarily increased from $80.0 million to $180.0 million for the period November 25, 2014 through January 26, 2015. In February 2015, the BAML Line of Credit's commitment size increased from $80.0 million to $135.0 million. In April 2015, the BAML Line of Credit's commitment size temporarily increased from $135.0 million to $185.0 million for the period April 15, 2015 to June 1, 2015.

Some of the Company's Financing Agreements are collateralized by (i) assignments of specific loans, preferred equity or a pool of loans held for investment or loans held for sale owned by the Company, (ii) interests in the subordinated portion of the Company's securitization debt, or (iii) interests in wholly owned entity subsidiaries that hold the Company's loans held for investment. The Company is the borrower or guarantor under each of the Financing Agreements (excluding the Warehouse Lines of Credit, where ACRE Capital is the borrower). Generally, the Company partially offsets interest rate risk by matching the interest index of loans held for investment with the Secured Funding Agreements used to fund them. The Company's Financing Agreements contain various affirmative and negative covenants, including negative pledges, and provisions regarding events of default that are normal and customary for similar financing arrangements.

Wells Fargo Facility

The Company is party to a master repurchase funding facility arranged by Wells Fargo Bank, National Association ("Wells Fargo") (as amended and restated, the “Wells Fargo Facility”), which allows the Company to borrow up to $225.0 million. In December 2014, the Company amended and restated the Wells Fargo Facility to, among other things, extend the maturity date from December 14, 2014 to December 14, 2015 and waive the non-utilization fee from December 14, 2014 through April 14, 2015. In December 2015, the Company amended and restated the Wells Fargo Facility to, among other things, extend the maturity date from December 14, 2015 to December 14, 2016. Provided that certain conditions are met and applicable extension fees are paid, the maturity date is subject to two 12-month extensions at the Company's option. Under the Wells Fargo Facility, the Company is permitted to sell, and later repurchase, certain qualifying senior commercial mortgage loans, A-Notes, pari passu participations in commercial mortgage loans and mezzanine loans under certain circumstances, subject to available collateral. Beginning on December 14, 2015, advances under the Wells Fargo Facility accrue interest at a per annum rate equal to the sum of (i) 30 day LIBOR plus (ii) a pricing margin range of 1.75% to 2.35%. Prior to December 14, 2015, advances under the Wells Fargo Facility continue to accrue interest at a per annum rate equal to the sum of (i) 30 day LIBOR plus (ii) a pricing margin range of 2.00% to 2.50%. Subject to the waiver set forth above, the Company incurs a non-utilization fee of 25 basis points on the daily available balance of the Wells Fargo Facility to the extent less than 75% of the Wells Fargo Facility is utilized. For the years ended December 31, 2015, 2014 and 2013, the Company incurred a non-utilization fee of $195 thousand, $213 thousand and $218 thousand, respectively.

The Wells Fargo Facility contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar repurchase facilities, including the following: (a) limitations on the incurrence of additional indebtedness or liens, (b) limitations on how borrowed funds may be used, (c) limitations on certain distributions and dividend payments in excess of the minimum amount necessary to continue to qualify as a REIT and avoid the payment of income and excise taxes, (d) maintenance of adequate capital, (e) limitations on change of control, (f) maintaining a ratio of total debt to tangible net worth of not more than 4.00 to 1.00, (g) maintaining a ratio of recourse debt to tangible net worth of not more than 3.00 to 1.00, (h) maintaining a fixed charge coverage ratio (expressed as the ratio of EBITDA (net income before net interest expense, income tax expense, depreciation and amortization), as defined, to fixed charges) for the immediately preceding 12-month period ending on the last date of the applicable reporting period to be at least 1.25 to 1.00, (i) maintaining a tangible net worth of at least the sum of (1) approximately $135.5 million, plus (2) 80% of the net proceeds raised in all future equity issuances by the Company and (j) if certain specific debt yield, loan to value or other credit based tests are not met with respect to assets on the Wells Fargo Facility, the Company may be required to repay certain amounts under the Wells Fargo Facility. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the Wells Fargo Facility.

Citibank Facility

The Company is party to a $250.0 million master repurchase facility (the “Citibank Facility”) with Citibank, N.A. Under the Citibank Facility, the Company is permitted to sell and later repurchase certain qualifying senior commercial mortgage loans and A-Notes approved by Citibank, N.A. in its sole discretion. Advances under the Citibank Facility accrue interest at a per annum rate equal to 30 day LIBOR plus a pricing margin of 2.00% to 2.50%, subject to certain exceptions. Under the Citibank Facility, the maturity date is December 8, 2016, subject to three 12-month extensions at the Company's option assuming no existing defaults under the Citibank Facility and applicable extension fees are paid. The Company incurs a non-utilization fee of 25 basis points on the daily available balance of the Citibank Facility. For the years ended December 31, 2015, 2014 and 2013, the Company incurred a non-utilization fee of $369 thousand, $316 thousand and $164 thousand, respectively.

The Citibank Facility contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar repurchase facilities, including the following: (a) maintaining tangible net worth of at least the sum of (1) 80% of the Company’s tangible net worth as of September 30, 2013, plus (2) 80% of the total net capital raised in all future equity issuances by the Company, (b) maintaining liquidity in an amount not less than the greater of (1) $5.0 million or (2) 5% of the Company’s recourse indebtedness, not to exceed $10.0 million (provided that in the event the Company’s total liquidity equals or exceeds $5.0 million, the Company may satisfy the difference between the minimum total liquidity requirement and the Company’s total liquidity with available borrowing capacity), (c) maintaining a fixed charge coverage ratio (expressed as the ratio of EBITDA (net income before net interest expense, income tax expense, depreciation and amortization), as defined, to fixed charges) for the immediately preceding 12-month period ending on the last date of the applicable reporting period to be at least 1.25 to 1.00, (d) maintaining a ratio of total debt to tangible net worth of not more than 4.00 to 1.00, (e) maintaining a ratio of recourse debt to tangible net worth of not more than 3.00 to 1.00 and (f) if certain specific debt yield and loan to value tests are not met with respect to assets on the Citibank Facility, the Company may be required to repay certain amounts under the Citibank Facility. The Citibank Facility also prohibits the Company from amending the management agreement with its Manager in a material respect without the prior consent of the lender. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the Citibank Facility.

BAML Facility

The Company is party to a $50.0 million Bridge Loan Warehousing Credit and Security Agreement (the “BAML Facility”) with Bank of America, N.A. Under the BAML Facility, the Company may obtain advances secured by eligible commercial mortgage loans collateralized by healthcare facilities and other multifamily properties. Bank of America, N.A. may approve the loans on which advances are made under the BAML Facility in its sole discretion. The Company may request individual loans under the BAML Facility through May 26, 2016. Individual advances under the BAML Facility generally have a two-year maturity, subject to one 12-month extension at the Company's option upon the satisfaction of certain conditions and applicable extension fees being paid. The BAML Facility is fully guaranteed by the Company and a subsidiary of the Company has pledged its equity interest in the Company’s subsidiary, ACRC Lender B LLC, to secure the obligations under the BAML Facility. The final maturity date of individual loans under the BAML Facility is May 26, 2019. Advances under the BAML Facility accrue interest at a per annum rate equal to one-month LIBOR plus a spread ranging from 2.25% to 2.75% depending upon the type of asset securing such advance. The BAML Facility contains mandatory prepayment events with respect to individual advances if certain specified coverage ratio or other credit based tests are not met with respect to the related eligible assets. The Company incurs a non-utilization fee of 12.5 basis points on the average daily available balance of the BAML Facility. For the year ended December 31, 2015, the Company incurred a non-utilization fee of $37 thousand. See Note 21 included in these consolidated financial statements for a subsequent event related to the BAML Facility.

The BAML Facility contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar financing facilities, including the following: (a) limitations on the incurrence of additional indebtedness or liens, (b) limitations on how borrowed funds may be used, (c) limitations on certain distributions and dividend payments following a default or event of default, (d) limitations on dispositions of assets and (e) prohibitions of certain change of control events.  The agreements governing the BAML Facility also impose certain covenants on the Company, including the following: (i) maintaining a ratio of total debt to tangible net worth of not more than 4.00 to 1.00, (ii) maintaining a ratio of recourse debt to tangible net worth of not more than 3.00 to 1.00, (iii) maintaining a tangible net worth of at least 80% of the Company’s net worth as of September 30, 2013, plus 80% of the net cash proceeds raised in equity issuances by the Company after September 30, 2013, (iv) maintaining a fixed charge coverage ratio (expressed as the ratio of EBITDA (net income before net interest expense, income tax expense, depreciation and amortization), as defined, to fixed charges) for the immediately preceding 12-month period ending on the last date of the applicable reporting period of at least 1.25 to 1.00, (v) limitations on mergers, consolidations, transfers of assets and similar transactions and (vi) maintaining its status as a REIT. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the BAML Facility.

City National Bank Facilities

March 2014 CNB Facility

The Company is party to a $50.0 million secured revolving funding facility with City National Bank (the “March 2014 CNB Facility”). The Company is permitted to borrow funds under the March 2014 CNB Facility to finance investments and for other working capital and general corporate needs. Advances under the March 2014 CNB Facility accrue interest at a per annum rate equal to the sum of, at the Company’s option, either (a) LIBOR for a one, two, three, six or, if available to all lenders, 12-month interest period plus 3.00% or (b) a base rate (which is the highest of a prime rate, the federal funds rate plus 0.50%, or one month LIBOR plus 1.00%) plus 1.25%; provided that in no event shall the interest rate be less than 3.00%. Unless at least 75% of the March 2014 CNB Facility is used on average, unused commitments under the March 2014 CNB Facility accrue unused line fees at the rate of 0.375% per annum. For the years ended December 31, 2015 and 2014, the Company incurred a non-utilization fee of $177 thousand and $82 thousand, respectively. The initial maturity date is March 11, 2016, subject to one 12-month extension at the Company’s option provided that certain conditions are met and applicable extension fees are paid. See Note 21 included in these consolidated financial statements for a subsequent event related to the March 2014 CNB Facility.

The March 2014 CNB Facility contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar financing facilities, including the following: (a) limitations on the incurrence of additional indebtedness or liens, (b) limitations on how borrowed funds may be used, (c) limitations on certain distributions and dividend payments following a default or event of default, (d) limitations on dispositions of assets, (e) maintenance of minimum total asset value by the borrower under the March 2014 CNB Facility and its subsidiaries, and (f) prohibitions of certain change of control events.  The agreements governing the March 2014 CNB Facility also impose certain covenants on the Company, including the following: (i) maintaining a ratio of total debt to tangible net worth of not more than 4.00 to 1.00, (ii) maintaining a ratio of recourse debt to tangible net worth of not more than 3.00 to 1.00, (iii) maintaining a tangible net worth of at least 80% of the Company’s net worth as of September 30, 2013, plus 80% of the net cash proceeds raised in equity issuances by the Company after March 12, 2014, (iv) maintaining a fixed charge coverage ratio (expressed as the ratio of EBITDA (net income before net interest expense, income tax expense, depreciation and amortization), as defined, to fixed charges) for the immediately preceding 12-month period ending on the last date of the applicable reporting period of at least 1.25 to 1.00, (v) limitations on mergers, consolidations, transfers of assets and similar transactions, and (vi) maintaining its status as a REIT. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the March 2014 CNB Facility.

July 2014 CNB Facility

The Company and certain of its subsidiaries are party to a $75.0 million revolving funding facility (the “July 2014 CNB Facility” and together with the March 2014 CNB Facility, the "CNB Facilities") with City National Bank. The Company is permitted to borrow funds under the July 2014 CNB Facility to finance investments and for other working capital and general corporate needs. Advances under the July 2014 CNB Facility accrue interest at a per annum rate equal, at the Company’s option, to either (a) LIBOR for a one, two, three, six or, if available to all lenders, 12-month interest period plus 1.50% or (b) a base rate (which is the highest of a prime rate, the federal funds rate plus 0.50%, or one month LIBOR plus 1.00%) plus 0.25%; provided that in no event shall the interest rate be less than 1.50%. Unless at least 75% of the July 2014 CNB Facility is used on average, unused commitments under the July 2014 CNB Facility accrue unused line fees at the rate of 0.125% per annum. For the years ended December 31, 2015 and 2014, the Company incurred a non-utilization fee of $4 thousand and $15 thousand, respectively. In July 2015, the Company exercised a 12-month extension option to extend the maturity date to July 31, 2016. See Note 14 included in these consolidated financial statements for more information on a credit support fee agreement with respect to the July 2014 CNB Facility.

The July 2014 CNB Facility contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar financing facilities, including the following: (a) limitations on the incurrence of additional indebtedness or liens, (b) limitations on how borrowed funds may be used, (c) limitations on certain distributions and dividend payments following a default or event of default, (d) limitations on dispositions of assets, (e) maintenance of minimum total asset value by the borrower under the July 2014 CNB Facility and its subsidiaries and (f) prohibitions of certain change of control events.  The agreements governing the July 2014 CNB Facility also impose certain covenants on the Company, including the following: (i) maintaining a ratio of total debt to tangible net worth of not more than 4.00 to 1.00, (ii) maintaining a ratio of recourse debt to tangible net worth of not more than 3.00 to 1.00, (iii) maintaining a tangible net worth of at least 80% of the Company’s net worth as of September 30, 2013, plus 80% of the net cash proceeds raised in equity issuances by the Company after July 30, 2014, (iv) maintaining a fixed charge coverage ratio (expressed as the ratio of EBITDA (net income before net interest expense, income tax expense, depreciation and amortization), as defined, to fixed charges) for the immediately preceding 12-month period ending on the last date of the applicable reporting period of at least 1.25 to 1.00, (v) limitations on mergers, consolidations, transfers of assets and similar transactions and (vi) maintaining its status as a REIT. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the July 2014 CNB Facility.

MetLife Facility

The Company and certain of its subsidiaries are party to a $180.0 million revolving master repurchase facility (the “MetLife Facility”) with Metropolitan Life Insurance Company (“MetLife”), pursuant to which the Company may sell, and later repurchase, commercial mortgage loans meeting defined eligibility criteria which are approved by MetLife in its sole discretion. Advances under the MetLife Facility accrue interest at a per annum rate of 30 day LIBOR plus 2.35%. The Company will pay MetLife, if applicable, an annual make-whole fee equal to the amount by which the aggregate price differential paid over the term of the MetLife Facility is less than the defined minimum price differential, unless certain conditions are met. The initial maturity date of the MetLife Facility is August 12, 2017, subject to two 12-month extensions at the Company’s option provided that certain conditions are met and applicable extension fees are paid.

The MetLife Facility contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar repurchase facilities, including the following: (a) limitations on the incurrence of additional indebtedness or liens, (b) limitations on how borrowed funds may be used, (c) limitations on certain distributions and dividend payments following a default or event of default, and (d) limitations on dispositions of assets.  The agreements governing the MetLife Facility also impose certain covenants on the Company, including the following: (i) maintaining a ratio of total debt to tangible net worth of not more than 4.00 to 1.00, (ii) maintaining a ratio of recourse debt to tangible net worth of not more than 3.00 to 1.00, (iii) maintaining a tangible net worth of at least 80% of the Company’s net worth as of September 30, 2013, plus 80% of the net cash proceeds raised in equity issuances by the Company after August 13, 2014, (iv) maintaining a fixed charge coverage ratio (expressed as the ratio of EBITDA (net income before net interest expense, income tax expense, depreciation and amortization), as defined, to fixed charges) for the immediately preceding 12-month period ending on the last date of the applicable reporting period of at least 1.25 to 1.00, and (v) if certain specific debt yield, loan to value or other credit based tests are not met with respect to assets on the MetLife Facility, the Company may be required to repay certain amounts under the MetLife Facility. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the MetLife Facility.

UBS Facilities

April 2014 UBS Facility

The Company is party to a $140.0 million revolving master repurchase facility (the “April 2014 UBS Facility”) with UBS Real Estate Securities Inc. (“UBS”), pursuant to which the Company may sell, and later repurchase, commercial mortgage loans and, under certain circumstances, other assets meeting defined eligibility criteria that are approved by UBS in its sole discretion. Since October 21, 2015, the price differential (or interest rate) on the April 2014 UBS Facility is one-month LIBOR plus (a) 1.88% per annum, for assets that are subject to an advance for one year or less, (b) 2.08% per annum, for assets that are subject to an advance in excess of one year but less than two years, and (c) 2.28% per annum, for assets that are subject to an advance for greater than two years; in each case, excluding amortization of commitment and exit fees. Prior to October 21, 2015, the price differential (or interest rate) on the April 2014 UBS Facility was one-month LIBOR plus 1.88%. In October 2015, the Company entered into an amendment to extend the initial maturity date to October 21, 2018. The initial maturity date is subject to annual extensions in UBS' sole discretion. Upon termination of the April 2014 UBS Facility, the Company will pay UBS, if applicable, the amount by which the aggregate price differential paid over the term of the April 2014 UBS Facility is less than the defined minimum price differential and an exit fee, in each case, unless certain conditions are met.

The April 2014 UBS Facility contains margin call provisions that provide UBS with certain rights if the applicable percentage of the aggregate asset value of the purchased assets under the April 2014 UBS Facility is less than the aggregate purchase price for such assets. The April 2014 UBS Facility is fully guaranteed by the Company and requires the Company to maintain certain financial and other covenants including the following: (a) maintaining a ratio of (i) recourse debt to tangible net worth of not more than 3.00 to 1.00 and (ii) total debt to tangible net worth of not more than 4.00 to 1.00, (b) maintaining a tangible net worth of at least 80% of the Company’s net worth as of September 30, 2013, plus 80% of net cash proceeds received from all subsequent equity issuances by the Company, and (c) maintaining a fixed charge coverage ratio (expressed as the ratio of adjusted-EBITDA (net income before net interest expense, income tax expense, depreciation and amortization) to fixed charges) for the immediately preceding 12-month period ending on the last day of the applicable reporting period of at least 1.25 to 1.00. In addition, the April 2014 UBS Facility contains certain affirmative and negative covenants and provisions regarding events of default that are normal and customary for similar repurchase facilities. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the April 2014 UBS Facility.

December 2014 UBS Facility

The Company is party to a global master repurchase agreement (the “December 2014 UBS Facility,” and together with the April 2014 UBS Facility, the "UBS Facilities") with UBS AG, pursuant to which the Company will sell, and later repurchase, certain retained subordinate notes in the Company's commercial mortgage-backed securities ("CMBS") securitization (the “Purchased Securities”) for an aggregate purchase price equal to $57.2 million. In August 2015, the Company extended the scheduled repurchase date of the December 2014 UBS Facility to July 6, 2016 (the “Repurchase Date”). The transaction fee (or interest rate), which is payable monthly on the December 2014 UBS Facility, is equal to one-month LIBOR plus 2.74% per annum on the outstanding amount. The Purchased Securities may be purchased by the Company in whole, but not in part, prior to the Repurchase Date. If the outstanding amount of the Purchased Securities subject to the December 2014 UBS Facility is reduced or repaid prior to the Repurchase Date, UBS AG shall be entitled to a termination fee.

The December 2014 UBS Facility also contains margin call provisions that provide UBS AG with certain rights if the applicable percentage of the aggregate asset value of the Purchased Securities is less than the aggregate purchase price for such Purchased Securities. The December 2014 UBS Facility is fully guaranteed by the Company and requires the Company to maintain certain financial and other covenants including the following: (a) maintaining a ratio of (i) recourse debt to tangible net worth of not more than 3.00 to 1.00 and (ii) total debt to tangible net worth of not more than 4.00 to 1.00, (b) maintaining a tangible net worth of at least 80% of the Company's net worth as of September 30, 2013, plus 80% of net cash proceeds received from all subsequent equity issuances by the Company, and (c) maintaining a fixed charge coverage ratio (expressed as the ratio of adjusted-EBITDA (net income before net interest expense, income tax expense, depreciation and amortization) to fixed charges) for the immediately preceding 12-month period ending on the last day of the applicable reporting period of at least 1.25 to 1.00. In addition, the December 2014 UBS Facility contains certain affirmative and negative covenants and provisions regarding events of default that are normal and customary for similar repurchase facilities. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the December 2014 UBS Facility.

Secured Term Loan

In December 2015, the Company and certain of its subsidiaries entered into a $155.0 million Credit and Guaranty Agreement (the ‘‘Secured Term Loan”) with Highbridge Principal Strategies, LLC, as administrative agent, and DBD Credit Funding LLC, as collateral agent. The Company made an initial draw of $75.0 million at closing. The remaining $80.0 million of the Secured Term Loan may be borrowed during the nine month commitment period following the closing date, subject to the satisfaction of certain conditions. The Secured Term Loan carries a coupon of LIBOR plus 6.0% with a LIBOR floor of 1.0% on drawn amounts.  The Secured Term Loan has a maturity date of December 9, 2018. The Company is subject to a monthly non-utilization fee equal to 1.0% per annum on the unused commitment amount during the nine month commitment period following the closing date. For the year ended December 31, 2015, the Company incurred a non-utilization fee of $51 thousand. The original issue discount on the initial draw was $1.1 million, which represented a discount to the debt cost to be amortized into interest expense using the effective interest method over the term of the Secured Term Loan. The estimated effective interest rate of the Secured Term Loan, which is equal to LIBOR (subject to a floor of 1.0%) plus the stated rate of 6.0% plus the accretion of the original issue discount and associated costs, was 8.4% for the year ended December 31, 2015.

The Company's obligations under the Secured Term Loan are guaranteed by certain subsidiaries of the Company. Certain subsidiaries of the Company entered into a Pledge and Security Agreement with the collateral agent under the Secured Term Loan, pursuant to which the obligations of the Company and the subsidiary guarantors under the Secured Term Loan are each secured by equity interests in certain of the Company's indirect subsidiaries and other assets. In addition, the Company and certain of its subsidiaries entered into a Negative Pledge Agreement with the collateral agent under the Secured Term Loan, which prohibits pledging or otherwise encumbering, subject to permitted encumbrances, certain of the assets which were not subject to the Pledge and Security Agreement.

The Secured Term Loan contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar financing agreements, including the following: (a) limitations on the incurrence of additional indebtedness or liens, (b) limitations on how borrowed funds may be used, (c) limitations on certain distributions and dividend payments following a default or event of default, (d) limitations on dispositions of assets and (e) prohibitions of certain change of control events. The agreements governing the Secured Term Loan also impose certain covenants on the Company, including the following: (i) maintaining a ratio of total debt to tangible net worth of not more than 4.00 to 1.00, (ii) maintaining a tangible net worth of at least 80% of the Company’s net worth as of September 30, 2015, plus 80% of the net cash proceeds raised in subsequent equity issuances by the Company, (iii) maintaining an asset coverage ratio greater than 110%, (iv) maintaining an unencumbered asset ratio greater than 120%, (v) limitations on mergers, consolidations, transfers of assets and similar transactions, (vi) maintaining its status as a REIT and (vii) maintaining at least 65.0% of loans held for investment as senior commercial real estate loans, as measured by the average daily outstanding principal balance of all loans held for investment during a fiscal quarter and as adjusted for non-controlling interests. As of December 31, 2015, the Company was in compliance in all material respects with the terms of the Secured Term Loan.

Warehouse Lines of Credit

ASAP Line of Credit

ACRE Capital is party to a multifamily as soon as pooled (“ASAP”) sale agreement with Fannie Mae (the “ASAP Line of Credit”) to finance installments received from Fannie Mae. To the extent the ASAP Line of Credit remains active through utilization, there is no expiration date. The commitment amount is subject to change at any time at Fannie Mae's discretion. Fannie Mae advances payment to ACRE Capital in two separate installments according to the terms as set forth in the ASAP sale agreement. The first installment is considered an advance to ACRE Capital from Fannie Mae and not a sale until the second advance and settlement is made. The ASAP Line of Credit is included in warehouse lines of credit as of December 31, 2015 and 2014 in the reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations held for sale to assets and liabilities of discontinued operations held for sale that are presented separately in the consolidated balance sheets. See Note 17 included in these consolidated financial statements for more information.

BAML Line of Credit

In November 2014, ACRE Capital amended its line of credit agreement with Bank of America, N.A. (as amended and restated, the “BAML Line of Credit”) to, among other things, temporarily increase the size of the commitment from $80.0 million to $180.0 million for the period November 25, 2014 through January 26, 2015. In February 2015, ACRE Capital amended the BAML Line of Credit to, among other things, increase the size of the commitment from $80.0 million to $135.0 million and extend the maturity date to June 30, 2016. In April 2015, the agreement governing the BAML Line of Credit was amended to, among other things, temporarily increase the commitment size from $135.0 million to $185.0 million for the period April 15, 2015 to June 1, 2015. The stated interest rate on the BAML Line of Credit is LIBOR Daily Floating Rate plus 1.60%. ACRE Capital incurs a non-utilization fee of 12.5 basis points on the daily available balance of the BAML Line of Credit to the extent less than 40% of the BAML Line of Credit is utilized. For the years ended December 31, 2015, 2014 and 2013, the Company incurred a non-utilization fee of $76 thousand, $84 thousand and $26 thousand, respectively. The BAML Line of Credit is included in warehouse lines of credit as of December 31, 2015 and 2014 in the reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations held for sale to assets and liabilities of discontinued operations held for sale that are presented separately in the consolidated balance sheets. See Note 17 included in these consolidated financial statements for more information.

The BAML Line of Credit is collateralized by a first lien on ACRE Capital’s interest in the mortgage loans that it originates. Advances from the BAML Line of Credit cannot exceed 100% of the principal amounts of the mortgage loans originated by ACRE Capital and must be repaid at the earlier of the sale or other disposition of the mortgage loans or at the expiration date of the BAML Line of Credit. The BAML Line of Credit contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Company and certain of the Company’s subsidiaries, which are normal and customary for similar financing facilities, including a minimum tangible net worth requirement. As of December 31, 2015, ACRE Capital was in compliance in all material respects with the terms of the BAML Line of Credit.

2015 Convertible Notes

In December 2012, the Company issued $69.0 million aggregate principal amount of the 2015 Convertible Notes. Of this aggregate principal amount, $60.5 million aggregate principal amount of the 2015 Convertible Notes was sold to the initial purchasers (including $9.0 million pursuant to the initial purchasers’ exercise in full of their overallotment option) and $8.5 million aggregate principal amount of the 2015 Convertible Notes was sold directly to certain directors, officers and affiliates of the Company in a private placement. The 2015 Convertible Notes were issued pursuant to an Indenture, dated December 19, 2012 (the “Indenture”), between the Company and U.S. Bank National Association, as trustee. The sale of the 2015 Convertible Notes generated net proceeds of approximately $66.2 million. Aggregate estimated offering expenses in connection with the transaction, including the initial purchasers’ discount of approximately $2.1 million, were approximately $2.8 million. In December 2015, the Company repaid the entire aggregate principal amount outstanding of its 2015 Convertible Notes in accordance with the terms of the Indenture governing the 2015 Convertible Notes. The 2015 Convertible Notes matured on December 15, 2015 and were repaid at par. As of December 31, 2014, the carrying value of the 2015 Convertible Notes was $67.4 million.

The 2015 Convertible Notes bore interest at a rate of 7.00% per year, payable semiannually in arrears on June 15 and December 15 of each year, beginning on June 15, 2013. The estimated effective interest rate of the 2015 Convertible Notes, which was equal to the stated rate of 7.00% plus the accretion of the original issue discount and associated costs, was 9.4% prior to redemption and for the year ended December 31, 2014. For the years ended December 31, 2015, 2014 and 2013, the interest expense incurred on this indebtedness was $6.2 million, $6.3 million and $6.2 million, respectively.

Prior to June 26, 2013, the Company could not elect to issue shares of common stock upon conversion of the 2015 Convertible Notes to the extent such election would result in the issuance of 20% or more of the common stock outstanding immediately prior to the issuance of the 2015 Convertible Notes until the Company received stockholder approval for issuances above this threshold. Until such stockholder approval was obtained, the Company could not share-settle the full conversion option. As a result, the embedded conversion option did not qualify for equity classification and instead was separately valued and accounted for as a derivative liability. The initial value allocated to the derivative liability was $1.7 million, which represented a discount to the debt cost to be amortized through interest expense using the effective interest method through the maturity of the 2015 Convertible Notes. The effective interest rate used to amortize the debt discount on the 2015 Convertible Notes was 9.4%. During each reporting period, the derivative liability was marked to fair value through earnings.

On June 26, 2013, stockholder approval was obtained for the issuance of shares in excess of 20% of the Company’s common stock outstanding to satisfy any conversions of the 2015 Convertible Notes. As a result, the Company had the ability to fully settle in shares the conversion option and the embedded conversion option was no longer required to be separately valued and accounted for as a derivative liability on a prospective basis. As of June 26, 2013, the conversion option’s cumulative value of $86 thousand was reclassified to additional paid-in capital and was no longer marked-to-market through earnings. The remaining debt discount of $1.5 million as of June 26, 2013, which arose at the date of debt issuance from the original bifurcation, continued to be amortized through interest expense.

At December 31, 2015, approximate principal maturities of the Company's Financing Agreements are as follows ($ in thousands):

	Wells Fargo Facility	Citibank Facility	BAML Facility	March 2014 CNB Facility	July 2014 CNB Facility	MetLife Facility	April 2014 UBS Facility	December 2014 UBS Facility	Secured Term Loan	ASAP Line of Credit	BAML Line of Credit	Total
2016	$101,473	$112,827	$—	$—	$66,200	$—	$—	$57,243	$—	$—	$24,806	$362,549
2017	—	—	—	—	—	109,474	—	—	—	—	—	109,474
2018	—	—	—	—	—	—	75,558	—	75,000	—	—	150,558
2019	—	—	—	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—	—	—	—
Thereafter	—	—	—	—	—	—	—	—	—	—	—	—
	$101,473	$112,827	$—	$—	$66,200	$109,474	$75,558	$57,243	$75,000	$—	$24,806	$622,581